Property, Equipment and Software, Net - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	¥ 192,815		¥ 191,042
Less: accumulated depreciation	(121,909)		(98,926)
Net book value	70,906	$ 9,987	92,116
Servers and computers [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	142,210		135,740
Furniture, fixtures and office equipment [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	12,690		12,788
Leasehold improvements [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	29,727		35,674
Software and others [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	¥ 8,188		¥ 6,840